Company Background (Details Narrative) (10-K) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 27, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net losses		$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
Accumulated deficit		$ (65,594,058)		$ (65,594,058)		(61,943,318)	$ (57,919,096)
Stock issuance costs						196,006
Stock issuance costs, net offering						$ 1,244,037
Warrant [Member]
Proceeds from warrants issuances	$ 1,440,043
Cashless exercise of warrants	9,600,000					101,984	392,047